S000003466 [Member] Annual Fund Operating Expenses - Sit Dividend Growth Fund	Jun. 30, 2026
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.70%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.95%